UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 22642 and 811-22672

Name of Fund:	BlackRock Alternatives Allocation Portfolio LLC and BlackRock Alternatives Allocation Master Portfolio LLC

Fund Address:	100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Alternatives Allocation Portfolio LLC and BlackRock Alternatives Allocation Master Portfolio LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 03/31/2013

Date of reporting period: 06/30/2012

Item 1 – Schedule of Investments

Schedule of Investments June 30, 2012	BlackRock Alternatives Allocation Portfolio LLC (Percentages shown are based on Members’ Capital)

Fund	Value
BlackRock Alternatives Allocation Master Portfolio LLC	$97,528
Total Investments (Cost - $100,000) - 100.3%	97,528
Liabilities in Excess of Other Assets - (0.3)%	(245)

Members’ Capital	$97,283

BlackRock Alternatives Allocation Portfolio LLC (the “Core Fund”) seeks to achieve its investment objective by investing all of its assets in BlackRock Alternatives Allocation Master Portfolio LLC (the “Master Fund”), which has the same investment objective and strategies as the Core Fund. As of June 30, 2012, the value of the investment and the percentage owned by the Core Fund of the Master Fund was $97,528 and 0.3%, respectively.

•

The Core Fund records its investment in the Master Fund at fair value. The Core Fund’s investment in the Master Fund is valued pursuant to the pricing policies approved by the Board of Directors of the Master Fund.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Core Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Core Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities.

As of June 30, 2012, the Core Fund’s investment in the Master Fund was classified as Level 2.

There were no transfers between levels during the period ended June 30, 2012.

BLACKROCK ALTERNATIVES ALLOCATION PORTFOLIO LLC	JUNE 30, 2012	1

Schedule of Investments June 30, 2012 (Unaudited)	(Percentages shown are based on Members’ Capital)

Portfolio Funds		Value

Directional Trading — 5.2%
AlphaMosaic (US) LLC		$624,989
Fortress Asia Macro Fund LP		908,075

		1,533,064

Emerging Markets — 5.6%
Pictet Emerging Local Currency Debt Fund, LLC		1,625,823

Event Driven — 7.2%
Davidson Kempner Institutional Partners LP		1,105,010
Pentwater Event Fund LLC		992,287

		2,097,297

Fundamental Long/Short — 19.1%
Claren Road Credit Partners LP		1,017,818
Empire Capital Partners LP		839,889
Glenview Institutional Partners LP		878,586
Myriad Opportunities US Fund, Ltd.		994,495
One William Street Capital Partners LP		890,204
Scout Capital Partners II LP		962,960

		5,583,952

High Yield — 5.7%
Loomis High Yield Full Discretion NHIT		1,653,430

REITS — 7.8%
Urdang Global Real Estate Securities Fund LP		2,293,837

Relative Value — 16.5%
BG Fund		870,330
HBK Fund II LP		1,008,252
Magnetar Capital Fund II LP		1,111,189
Peak6 Performance Fund LLC		892,969
Stratus Feeder LLC		947,488

		4,830,228

Total Portfolio Funds — 67.1%		19,617,631

Common Stocks	Shares

Diversified Financial Services — 6.2%
Ares Capital Corp.	22,018	351,407
Golub Capital BDC, Inc.	23,576	355,762
Hercules Technology Growth Capital, Inc.	32,491	368,448
PennantPark Investment Corp.	34,615	358,265
THL Credit, Inc.	27,994	377,079

		1,810,961

Oil, Gas & Consumable Fuels — 4.8%
Chesapeake Midstream Partners LP	5,047	137,329
DCP Midstream Partners LP	2,029	85,522
Enbridge Energy Partners LP	1,937	59,601
Energy Transfer Partners LP	2,622	115,866
Enterprise Products Partners LP	2,972	152,285
Kinder Morgan Energy Partners LP	725	56,971
Markwest Energy Partners LP	3,490	172,092
ONEOK Partners LP	2,963	159,261
Plains All American Pipeline LP	2,333	188,530

Common Stocks	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Targa Resources Partners LP	3,255	$116,041
Western Gas Partners LP	1,690	73,735
Williams Partners LP	1,855	96,905

		1,414,138

Total Common Stocks — 11.0%		3,225,099

Exchange-Traded Funds

Corporate/Preferred-High Yield — 5.9%
iShares Barclays MBS Bond Fund (a)	7,976	864,917
SPDR Barclays Capital High Yield Bond ETF	21,840	861,806

Total Exchange-Traded Funds — 5.9%		1,726,723

Total Long-Term Investments (Cost — $24,687,840) — 84.0%		24,569,453

Short-Term Securities

Money Market Funds — 4.0%
BlackRock Liquidity Funds, TempFund, Institutional Class (a)	1,182,158	1,182,158

Total Short-Term Securities (Cost — $1,182,158) — 4.0%		1,182,158

Options Purchased	Contracts

Exchange-Traded Put Options — 0.2%
AUD Currency Future, Strike Price USD 90, Expires 9/22/12	46	6,440
S&P 500 Index, Strike Price USD 1,150, Expires 9/22/12	45	29,700
S&P 500 Index, Strike Price USD 1,200, Expires 9/22/12	20	20,800

Total Options Purchased (Cost — $242,861) — 0.2%		56,940

Total Investments Before Options Written (Cost — $26,112,859*) — 88.2%		25,808,551

Options Written	Contracts

Exchange-Traded Put Options — (0.0%)
S&P 500 Index, Strike Price USD 1,000, Expires 9/22/12	20	(4,200)
S&P 500 Index, Strike Price USD 950, Expires 9/22/12	45	(6,188)

		(10,388)

Total Options Written (Premium Received — $56,304) — (0.0%)		(10,388)

BLACKROCK ALTERNATIVES ALLOCATION MASTER PORTFOLIO LLC	JUNE 30, 2012	1

Schedule of Investments (continued)	(Percentages shown are based on Members’ Capital)

Value

Total Investments Net of Options Written (Cost $26,056,555) — 88.2%	$25,798,163

Other Assets Less Liabilities — 11.8%	3,460,134

Members’ Capital — 100.0%	$29,258,297

*	As of June 30,2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$26,112,859

Gross unrealized appreciation	$187,256
Gross unrealized depreciation	(491,564)

Net unrealized depreciation	$(304,308)

(a)	Investments in companies considered to be an affiliate of the Master Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at April 1, 2012[1]	Shares Purchased		Shares Held at June 30, 2012	Value at June 30, 2012	Realized Gain	Income
iShares Barclays MBS Bond Fund	–	7,976		7,976	$864,917	$19	–
BlackRock Liquidity Funds, TempFund, Institutional Class	–	1,182,158	[2]	1,182,158	$1,182,158	–	$1,698

[1]Commencement	of Operations.
[2]Represents	net shares purchased.

—	Total return swaps outstanding as of June 30, 2012 were as follows:

Reference Entity	Master Fund Pays/Receives the Total Return of the Reference Entity	Master Fund Pays Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Appreciation
Change in Return of 8 Futures Contracts on Gold 100 Oz Dec 12	Receives	0.00%	JPMorgan Chase Bank, N.A.	11/29/12	1,248 USD	$39,352

—

For Master Fund compliance purposes, the Master Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indices or ratings group indices, and/or as defined by Master Fund management. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities;

—

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs). If the reporting entity has the ability to redeem its investment with the Portfolio Funds at the net asset value per share (or its equivalent) at the measurement date or within the near term and there are no other liquidity restrictions.

—

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments). Investments in Portfolio Funds that are currently subject to liquidity restrictions that will not be lifted in the near term.

The Master Fund’s investments in Portfolio Funds not otherwise traded on a securities exchange are classified within Level 2 or Level 3 of the fair value hierarchy as the value of these interests are primarily based on the respective net asset value reported by management of each Portfolio Fund rather than actual market transactions and other observable market data. The determination of whether such investment will be classified in Level 2 or Level 3 will be based upon the ability to redeem such investment within a reasonable

2	BLACKROCK ALTERNATIVES ALLOCATION MASTER PORTFOLIO LLC	JUNE 30, 2012

Schedule of Investments (concluded)

period of time (within 90 days of the period end and any other month-end). If an investment in a Portfolio Fund may be redeemed within 90 days of the period end and any other month-end, and the fair value of the investment is based on information provided by management of the Portfolio Funds, it is classified as Level 2; in all other cases it is classified as Level 3. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities.

The following tables summarize the Master Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of June 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Portfolio Funds:[1]
Directional Trading	–	$1,533,064	–	$1,533,064
Emerging Markets	–	1,625,823	–	1,625,823
Event Driven	–	1,105,010	$992,287	2,097,297
Fundamental Long/Short	–	839,889	4,744,063	5,583,952
High Yield	–	1,653,430	–	1,653,430
REITS	–	2,293,837	–	2,293,837
Relative Value	–	1,817,818	3,012,410	4,830,228
Common Stocks:
Diversified Financial Services	$1,810,961	–	–	1,810,961
Oil, Gas & Consumable Fuels	1,414,138	–	–	1,414,138
Exchange Traded Funds:
Corporate/ Preferred-High Yield	1,726,723	–	–	1,726,723
Short Term Securities:
Money Market Funds	1,182,158	–	–	1,182,158

Total	$6,133,980	10,868,871	$8,748,760	$25,751,611

[1]	In determining the classification of investments in Portfolio Funds included in the table above, no consideration was given to the classification of securities held by each underlying Portfolio Fund.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Commodity contracts	–	$39,352	–	$39,352
Equity contracts	$50,500	–	–	50,500
Other contracts	6,440	–	–	6,440
Liabilities:
Equity contracts	(10,388)	–	–	(10,388)

Total	$46,552	$39,352	–	$85,904

[1]	Derivative financial instruments are swaps and options. Swaps are valued at the unrealized appreciation/depreciation on the instrument and options are shown at value.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Event Driven	Fundamental Long/Short	Relative Value	Total
Assets:
Opening Balance, as of April 1, 2012[1]	–	–	–	–
Transfers into Level 3[2]	–	–	–	–
Transfers out of Level 3[2]	–	–	–	–
Accrued discounts/ premiums	–	–	–	–
Net realized gain (loss)	–	–	–	–
Net change in unrealized appreciation/ depreciation[3]	$42,287	$(30,937)	$12,410	$23,760
Purchases	950,000	4,775,000	3,000,000	8,725,000
Sales	–	–	–	–

Closing Balance, as of June 30, 2012	$992,287	$4,744,063	$3,012,410	$8,748,760

[1]	Commencement of operations.

[2]	Transfers into and transfers out of Level 3 represent the values as of the beginning of the reporting period.

[3]	The change in unrealized appreciation/depreciation on investments still held as of June 30, 2012 was $23,760.

There were no transfers between Level 1 and Level 2 during the period ended June 30, 2012.

A reconciliation of Level 3 investments is presented when the Master Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to members’ capital.

Certain of the Master Fund’s investments are categorized as Level 3 and were valued utilizing transaction prices, third party pricing information or net asset value without adjustment. Such valuations are based on unobservable inputs. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

BLACKROCK ALTERNATIVES ALLOCATION MASTER PORTFOLIO LLC	JUNE 30, 2012	3

Item 2 – Controls and Procedures

2(a) –	The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Alternatives Allocation Portfolio LLC and BlackRock Alternatives Allocation Master Portfolio LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Alternatives Allocation Portfolio LLC and BlackRock Alternatives Allocation Master Portfolio LLC

Date: August 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Alternatives Allocation Portfolio LLC and BlackRock Alternatives Allocation Master Portfolio LLC

Date: August 24, 2012

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Alternatives Allocation Portfolio LLC and BlackRock Alternatives Allocation Master Portfolio LLC

Date: August 24, 2012